Taxes (Details Textual) - USD ($)		12 Months Ended
	Dec. 07, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance		$ 1,682,706	$ 470,403
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		1,212,303
Income Tax Holiday, Aggregate Dollar Amount		$ 899,503	$ 906,131
Tax Holidays Benefit On Net Income Per Share		$ 0.03	$ 0.03
Suzhou E-Motor [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Tantech Bamboo [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		15.00%
Tantech Energy [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		15.00%
Tantech Charcoal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%